Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001630212
Amendment Description	AMENDMENT NO. 3
Document Type	S-1/A
Entity Registrant Name	CHANGE AGENTS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true